UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22334

Western Asset Global Corporate Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
April 30, 2025

WESTERN ASSET
GLOBAL CORPORATE
OPPORTUNITY
FUND INC. (GDO)

Fund objectives
The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.
What’s inside

II
Western Asset Global Corporate Opportunity Fund Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Global Corporate Opportunity Fund Inc. for the six-month reporting period ended April 30, 2025. Please read on for Fund performance information during the Fund’s reporting period.
Special shareholder notice
Effective December 1, 2024, the named portfolio management team responsible for the day-today oversight of the Fund became as follows: Michael Buchanan, Annabel Rudebeck, Christopher Kilpatrick and Walter Kilcullen.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
May 30, 2025
Western Asset Global Corporate Opportunity Fund Inc.

III

Performance review
For the six months ended April 30, 2025, Western Asset Global Corporate Opportunity Fund Inc. returned 2.27% based on its net asset value (NAV)i and 2.62% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Global Aggregate Corporate Indexii, returned 3.34% for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.73 per share. As of April 30, 2025, the Fund estimates that 52% of the distributions were sourced from net investment income and 48% constituted return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of April 30, 2025. Past performance is no guarantee of future results.

Performance Snapshot as of April 30, 2025 (unaudited)
Price Per Share	6-Month Total Return**
$11.90 (NAV)	2.27%†
$11.46 (Market Price)	2.62%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “GDO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XGDOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition,
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset Global Corporate Opportunity Fund Inc.

the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Global Corporate Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
May 30, 2025
RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk, call risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may invest in lower-rated high yield bonds, known as “junk bonds,” which are subject to greater credit risk (risk of default) than higher-rated obligations. The Fund’s investments in foreign securities involve risks, including the possibility of losses due to changes in currency exchange rates and negative developments in the political, social, economic or regulatory structure of specific countries or regions. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts,
Western Asset Global Corporate Opportunity Fund Inc.

V

Performance review (cont’d)
economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg Global Aggregate Corporate Index is the corporate component of the Bloomberg Global Aggregate Index, which is comprised of several other Bloomberg indices that measure fixed income performance of regions around the world.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset Global Corporate Opportunity Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

25%
20%
15%
10%
5%
0%
As of April 30, 2025
As of October 31, 2024
19.9
20.4
12.9
13.0
10.3
10.1
10.0
11.5
9.5
9.3
6.9
9.3
6.3
4.6
5.5
7.1
4.8
0.7
3.5
3.5
3.1
3.3
2.3
2.9
1.6
1.1
1.0
1.1
2.4
2.1
Financials
Consumer discretionary
Industrials
Energy
Communication services
Sovereign bonds
Materials
Health care
Asset-backed securities
Collateralized mortgage obligations
Utilities
Information technology
Real estate
Consumer staples
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of April 30, 2025, and October 31, 2024, and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 116.7%
Communication Services — 13.6%
Diversified Telecommunication Services — 2.9%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	460,000	$353,788 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	750,000	554,064 (a)(b)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	210,000	172,209 (a)
Fibercop SpA, Senior Secured Notes	7.200%	7/18/36	200,000	193,073 (a)
Fibercop SpA, Senior Secured Notes	7.721%	6/4/38	200,000	198,646 (a)(b)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	600,000	665,012 (b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	426,940 (b)
Total Diversified Telecommunication Services				2,563,732
Entertainment — 1.5%
Netflix Inc., Senior Notes	6.375%	5/15/29	110,000	118,562 (b)
Pinewood Finco PLC, Senior Secured Notes	6.000%	3/27/30	690,000 GBP	916,032 (a)
Walt Disney Co., Senior Notes	2.650%	1/13/31	320,000	292,283 (b)
Total Entertainment				1,326,877
Interactive Media & Services — 0.3%
Snap Inc., Senior Notes	6.875%	3/1/33	250,000	249,895 (a)
Media — 5.0%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	200,000	205,867 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	500,000	499,364 (b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	242,362 (b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	300,000	185,041 (b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	200,000	118,500
Comcast Corp., Senior Notes	4.200%	8/15/34	930,000	871,885 (b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	270,000	255,890 (a)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	2,028,650	$2,147,555
Total Media				4,526,464
Wireless Telecommunication Services — 3.9%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	450,000	464,566 (b)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	200,000	195,656 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	350,000	331,115 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	520,000	356,870 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	740,000	503,943 (a)(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	108,073 (b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	860,000	799,734 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	480,000 GBP	554,306 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	175,992 (a)
Total Wireless Telecommunication Services				3,490,255

Total Communication Services				12,157,223
Consumer Discretionary — 17.1%
Automobile Components — 1.4%
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	410,000	360,173
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	220,000	224,026 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	180,000	181,192 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	600,000	527,233 (a)
Total Automobile Components				1,292,624
Automobiles — 2.5%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	550,000	569,088 (b)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	520,000	474,263 (a)(b)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	490,000	453,181 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	730,000	705,564 (a)
Total Automobiles				2,202,096
Broadline Retail — 2.1%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	550,000	486,786 (b)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	980,000	1,042,990 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	400,000	364,979 (b)(c)
Total Broadline Retail				1,894,755
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — 0.5%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	270,000	$248,512 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	750,000	179,037 (a)(b)
Total Diversified Consumer Services				427,549
Hotels, Restaurants & Leisure — 8.2%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	410,000	412,502 (a)(b)
Carnival Corp., Senior Notes	7.625%	3/1/26	260,000	260,929 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	460,000	456,398 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000 EUR	1,140,722
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	700,000	655,847 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,107 (d)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	530,000	492,438 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	310,000	311,881 (d)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	460,000	475,151 (a)(b)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	210,000	205,196 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	180,000	188,624 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	160,000	158,970 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	430,000	429,801 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	610,000	609,832 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	600,000	538,197
Sands China Ltd., Senior Notes	3.250%	8/8/31	500,000	426,855
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	191,078 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	320,000	295,717 (a)
Total Hotels, Restaurants & Leisure				7,290,245
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	238,000	239,418 (b)
Specialty Retail — 1.9%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	560,000	538,305 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	270,000	216,509 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	80,000	42,086 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	233,219 (a)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	360,000	$363,088 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	370,000	349,640 (a)(b)
Total Specialty Retail				1,742,847
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	290,000	176,221 (a)

Total Consumer Discretionary				15,265,755
Consumer Staples — 1.5%
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	830,000	802,730
Food Products — 0.3%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.750%	12/1/31	300,000	274,331 (b)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	50,000	46,895 (b)
Total Food Products				321,226
Tobacco — 0.3%
Altria Group Inc., Senior Notes	2.450%	2/4/32	150,000	127,241
Reynolds American Inc., Senior Notes	5.850%	8/15/45	140,000	131,269
Total Tobacco				258,510

Total Consumer Staples				1,382,466
Energy — 14.8%
Energy Equipment & Services — 0.3%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000	267,025 (a)
Oil, Gas & Consumable Fuels — 14.5%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	250,000	233,755 (b)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	560,000	545,688 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	136,666 (b)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	790,000	699,926 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	400,000	351,843
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	320,000	304,020 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,000,000	1,341,611
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	240,000	231,304 (e)(f)
EQT Corp., Senior Notes	4.500%	1/15/29	102,000	98,994 (a)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	7.500%	6/1/30	420,000	$451,954 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	831,785 (a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	200,000	225,630 (a)(b)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	260,000	173,409 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	300,000	293,638 (a)(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	110,000	106,734
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	517,021 (b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	289,982 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	180,000	184,492 (b)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	110,000	111,901 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	220,000	216,149 (a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	640,000	644,645 (b)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	661,771 (a)(b)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	450,000	393,784 (a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	438,000	432,198 (a)(b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,650,000	1,419,751 (a)(b)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	120,000	121,919 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	240,000	246,651 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	90,000	78,756 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	905,000	856,735 (b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	201,075 (b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	140,000	157,146
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	$431,464 (b)
Total Oil, Gas & Consumable Fuels				12,992,397

Total Energy				13,259,422
Financials — 27.7%
Banks — 15.2%
Banco Santander SA, Subordinated Notes (5.750% to 8/23/28 then EUR 5 year Swap Rate + 2.850%)	5.750%	8/23/33	400,000 EUR	483,353 (c)(f)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	910,000	901,669 (b)(e)(f)
Bank of Nova Scotia, Senior Notes	2.450%	2/2/32	400,000	343,448
Barclays PLC, Subordinated Notes	5.200%	5/12/26	200,000	200,393 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	674,854 (b)(f)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	500,000	507,684 (a)(b)(f)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	300,000	291,580 (a)(f)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	1,978,667 (b)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	750,000	748,604 (b)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	567,656 (a)(b)(e)(f)
Danske Bank A/S, Subordinated Notes (4.625% to 5/14/29 then EURIBOR 5 year ICE Swap Rate + 1.950%)	4.625%	5/14/34	400,000 EUR	471,011 (c)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,320,000	1,314,108 (b)(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	640,000	639,760 (a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	200,000	200,351 (e)(f)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	2,000,000	$1,773,126 (b)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	300,000	299,827 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,150,000	1,181,809 (e)(f)(g)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	650,000	593,753 (b)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	400,000	407,073 (b)(f)
Total Banks				13,578,726
Capital Markets — 6.2%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	700,000	611,688 (b)(e)(f)
Credit Suisse AG AT1 Claim	—	—	3,900,000	0 *(h)(i)(j)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000	2,418,275 (f)(g)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	900,000	822,272 (b)(f)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	860,000	861,011 (c)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	400,000	383,553 (a)(e)(f)
UBS Group AG, Senior Notes	4.875%	5/15/45	470,000	414,213 (b)
Total Capital Markets				5,511,012
Consumer Finance — 0.3%
EZCORP Inc., Senior Notes	7.375%	4/1/32	260,000	272,842 (a)
Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	3,010,088 (g)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	350,000	$347,862 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	770,000	794,749 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	400,000	345,822 (a)(b)
Total Financial Services				4,498,521
Insurance — 1.0%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	260,000	254,116 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	100,000	108,066 (a)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Subordinated Notes (3.250% to 5/26/29 then 3 mo. EURIBOR + 3.400%)	3.250%	5/26/49	500,000 EUR	561,400 (c)(f)
Total Insurance				923,582

Total Financials				24,784,683
Health Care — 8.0%
Biotechnology — 0.3%
Amgen Inc., Senior Notes	2.450%	2/21/30	300,000	272,933 (b)
Health Care Equipment & Supplies — 0.5%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	500,000	429,744 (b)
Health Care Providers & Services — 4.0%
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	450,000	465,191 (a)(b)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	471,304 (b)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	396,725 (b)
HCA Inc., Senior Notes	3.500%	9/1/30	550,000	514,271 (b)
Humana Inc., Senior Notes	5.875%	3/1/33	200,000	204,916 (b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	200,000	205,378 (a)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,500,000	1,333,735 (b)
Total Health Care Providers & Services				3,591,520
Pharmaceuticals — 3.2%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	820,000	803,464 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	620,000	589,608 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	70,000	45,937 (a)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Par Pharmaceutical Inc., Escrow	—	—	500,000	$0 *(a)(h)(i)(j)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	850,000	821,948 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	450,000	437,772 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000	141,493
Total Pharmaceuticals				2,840,222

Total Health Care				7,134,419
Industrials — 15.3%
Aerospace & Defense — 2.4%
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	600,000	562,610 (a)(b)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	140,000	142,787 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	70,000	71,521 (a)
Boeing Co., Senior Notes	3.625%	2/1/31	300,000	280,450 (b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	850,000	871,339 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	180,000	182,337 (a)
Total Aerospace & Defense				2,111,044
Building Products — 1.5%
GUSAP III LP, Senior Notes	7.250%	4/16/44	840,000	911,646 (a)(b)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	400,000	402,593 (a)
Total Building Products				1,314,239
Commercial Services & Supplies — 2.6%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	60,000	58,501 (b)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	410,000	432,570 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	700,000	765,550 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	80,000	84,178
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	330,000	346,412 (a)(b)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	660,000	629,156 (a)
Total Commercial Services & Supplies				2,316,367
Construction & Engineering — 0.2%
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	190,000	205,231 (a)
Ground Transportation — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	214,000	176,699 (a)
Machinery — 1.9%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	1,500,000 EUR	1,507,041 (c)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — continued
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	200,000	$196,003
Total Machinery				1,703,044
Passenger Airlines — 4.4%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	600,000	593,238 (a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000	2,490,000 (a)(g)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	149,128 (a)(b)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	210,000	193,601 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	252,252	200,067 (a)(k)
United Airlines Pass-Through Trust	4.875%	1/15/26	339,022	337,878 (b)
Total Passenger Airlines				3,963,912
Trading Companies & Distributors — 2.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	200,000	199,505 (b)
Air Lease Corp., Senior Notes	5.100%	3/1/29	500,000	507,201 (b)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	710,000	604,052 (a)(b)
Beacon Roofing Supply Inc., Senior Secured Notes	6.750%	4/30/32	560,000	562,849 (a)
Total Trading Companies & Distributors				1,873,607

Total Industrials				13,664,143
Information Technology — 2.5%
Communications Equipment — 1.3%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	260,000	266,192 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	750,000	702,539 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	340,000	259,188 (a)(b)
Total Communications Equipment				1,227,919
Electronic Equipment, Instruments & Components — 0.6%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	173,770 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	360,000	355,875 (a)
Total Electronic Equipment, Instruments & Components				529,645
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — 0.6%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	340,000	$354,925 (a)(b)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	170,000	169,967 (a)
Total Software				524,892

Total Information Technology				2,282,456
Materials — 9.7%
Chemicals — 2.5%
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	560,000	526,014
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	1,234,640 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	450,000	445,783 (a)(b)
Total Chemicals				2,206,437
Metals & Mining — 6.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	150,000	163,385 (b)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	240,000	235,989 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	460,000	483,092 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	202,961 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,180,000	2,159,571 (a)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	350,000	346,028 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	55,516 (b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,280,000	1,166,759 (b)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	200,000	199,767
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	796,699
Total Metals & Mining				5,809,767
Paper & Forest Products — 0.7%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	750,000	678,404 (b)

Total Materials				8,694,608
Real Estate — 2.5%
Diversified REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	80,000	81,344 (a)
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	80,000	62,014
Hotel & Resort REITs — 0.4%
Service Properties Trust, Senior Notes	8.875%	6/15/32	360,000	348,372 (b)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — 1.9%
Blackstone Property Partners Europe Holdings Sarl, Senior Notes	1.625%	4/20/30	500,000 EUR	$513,821 (c)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	750,000	65,265 *(c)(l)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	200,000	203,530 (a)
Forestar Group Inc., Senior Notes	6.500%	3/15/33	470,000	457,561 (a)
P3 Group Sarl, Senior Notes	4.625%	2/13/30	400,000 EUR	469,360 (c)
Total Real Estate Management & Development				1,709,537

Total Real Estate				2,201,267
Utilities — 4.0%
Electric Utilities — 3.3%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	857,936 (a)(b)
Electricite de France SA, Senior Notes	1.000%	11/29/33	900,000 EUR	829,433 (c)
Enel Finance International NV, Senior Notes	2.875%	4/11/29	600,000 GBP	747,908 (c)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	214,659 (b)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000	317,416 (a)(b)
Total Electric Utilities				2,967,352
Independent Power and Renewable Electricity Producers — 0.7%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	300,000	311,072 (a)(b)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	355,230	345,311 (a)(b)
Total Independent Power and Renewable Electricity Producers				656,383

Total Utilities				3,623,735
Total Corporate Bonds & Notes (Cost — $102,278,068)				104,450,177
Sovereign Bonds — 10.6%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	700,000	560,341 (a)
Argentina — 0.5%
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	480,000	462,000 (a)
Brazil — 0.1%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	344,000 BRL	55,252
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Colombia — 1.3%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,500,000	$1,160,555
Indonesia — 2.4%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,110,000	1,088,041 (b)
Indonesia Treasury Bond	6.875%	4/15/29	17,850,000,000 IDR	1,085,878
Total Indonesia				2,173,919
Jordan — 0.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000	253,744 (a)
Mexico — 1.8%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	2,250,000	1,569,262 (b)
Panama — 0.7%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,000,000	658,827
Philippines — 0.4%
Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000	350,630
Poland — 1.2%
Republic of Poland Government Bond	1.250%	10/25/30	4,800,000 PLN	1,063,655
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	489,995 (a)
Uruguay — 0.8%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	30,000,000 UYU	719,386

Total Sovereign Bonds (Cost — $9,566,726)				9,517,566
Senior Loans — 9.9%
Communication Services — 1.1%
Interactive Media & Services — 1.0%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.949%	10/26/29	369,056	358,307 (f)(m)(n)
X Corp., Term Loan B3	9.500%	10/26/29	560,000	547,050 (m)(n)
Total Interactive Media & Services				905,357
Media — 0.1%
Getty Images Inc., Dollar Term Loan B1	11.250%	2/21/30	40,000	39,650 (m)(n)

Total Communication Services				945,007
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 2.8%
Diversified Consumer Services — 0.3%
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.041%	4/13/28	1,250,000	$303,125 (f)(m)(n)
Hotels, Restaurants & Leisure — 2.5%
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.049%	11/30/30	886,269	874,916 (f)(m)(n)
Hilton Worldwide Finance LLC, Term Loan B4 (1 mo. Term SOFR + 1.750%)	6.077%	11/8/30	850,000	848,427 (f)(m)(n)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.570%	4/14/29	483,794	483,997 (f)(m)(n)
Total Hotels, Restaurants & Leisure				2,207,340

Total Consumer Discretionary				2,510,465
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Buckeye Partners LP, 2025 Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.072%	11/22/30	496,256	496,187 (f)(m)(n)

Financials — 3.0%
Consumer Finance — 0.7%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.322%	3/12/29	158,802	158,889 (f)(m)(n)
TransUnion Intermediate Holdings Inc., Term Loan B9 (1 mo. Term SOFR + 1.750%)	6.072%	6/24/31	495,013	492,941 (f)(m)(n)
Total Consumer Finance				651,830
Financial Services — 1.7%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.299%	1/31/31	798,000	797,334 (f)(m)(n)
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.322%	10/31/31	711,518	711,394 (f)(m)(n)
Total Financial Services				1,508,728
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Starwood Property Mortgage LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	6.572%	11/18/27	493,731	493,731 (f)(i)(m)(n)

Total Financials				2,654,289
Health Care — 0.5%
Life Sciences Tools & Services — 0.5%
IQVIA Inc., Incremental Dollar Term Loan B5 (3 mo. Term SOFR + 1.750%)	6.049%	1/2/31	493,762	494,133 (f)(m)(n)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 0.4%
Passenger Airlines — 0.4%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.022%	10/20/27	321,957	$325,445 (f)(m)(n)

Information Technology — 0.9%
Electronic Equipment, Instruments & Components — 0.9%
Coherent Corp., Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.322%	7/2/29	837,108	829,435 (f)(m)(n)

Utilities — 0.7%
Electric Utilities — 0.7%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 1.750%)	6.072%	12/20/30	588,769	587,462 (f)(m)(n)

Total Senior Loans (Cost — $9,616,424)				8,842,423
Asset-Backed Securities — 7.4%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	9.031%	4/20/37	140,000	135,489 (a)(f)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.769%	1/20/35	220,000	217,019 (a)(f)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.969%	1/20/37	110,000	108,075 (a)(f)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.369%	1/20/38	190,000	185,951 (a)(f)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.379%	10/23/34	240,000	241,061 (a)(f)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.206%	7/15/37	290,000	287,727 (a)(f)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	9.019%	4/19/35	110,000	105,601 (a)(f)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.893%	1/25/38	290,000	285,650 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.769%	4/20/35	150,000	145,762 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.019%	10/20/34	280,000	274,688 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.669%	1/20/38	460,000	445,974 (a)(f)
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.119%	1/20/37	100,000	$98,350 (a)(f)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.966%	1/25/38	390,000	381,449 (a)(f)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.446%	4/15/34	130,000	129,600 (a)(f)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.856%	8/26/34	350,000	340,027 (a)(f)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.506%	10/15/37	240,000	239,510 (a)(f)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.609%	1/20/38	350,000	338,038 (a)(f)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.959%	1/20/38	150,000	150,582 (a)(f)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.769%	4/17/37	170,000	164,180 (a)(f)
Octagon Investment Partners Ltd., 2018-1A C (3 mo. Term SOFR + 2.862%)	7.131%	1/20/31	250,000	250,509 (a)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.119%	7/19/37	150,000	149,434 (a)(f)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.219%	7/20/37	100,000	100,186 (a)(f)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.311%	4/20/38	340,000	334,670 (a)(f)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.882%	1/25/37	420,000	406,813 (a)(f)
Sycamore Tree CLO Ltd., 2024-5A D1 (3 mo. Term SOFR + 4.250%)	8.519%	4/20/36	290,000	291,260 (a)(f)
TCW CLO Ltd., 2020-1A DR3 (3 mo. Term SOFR + 3.400%)	7.669%	4/20/34	400,000	392,000 (a)(f)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.569%	4/18/37	100,000	99,593 (a)(f)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.769%	4/20/37	100,000	100,543 (a)(f)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	10.025%	10/24/37	210,000	208,681 (a)(f)

Total Asset-Backed Securities (Cost — $6,726,490)				6,608,422
Collateralized Mortgage Obligations(o) — 5.4%
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	630,000	571,391 (a)
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(o) — continued
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.488%	8/15/48	200,000	$174,618 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	7.354%	12/25/50	440,000	464,556 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.754%	2/25/42	225,000	229,833 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.004%	12/25/41	390,000	391,041 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.054%	7/25/43	790,000	815,087 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	6.154%	2/25/44	730,000	730,360 (a)(f)
JPMorgan Mortgage Trust, 2005-A5 1A2	5.342%	8/25/35	23,401	22,077 (f)
Morgan Stanley Capital I Trust, 2015- UBS8 C	4.727%	12/15/48	580,000	526,639 (f)
Morgan Stanley Capital I Trust, 2016- BNK2 B	3.485%	11/15/49	610,000	530,986
UBS Commercial Mortgage Trust, 2018- C15 C	5.309%	12/15/51	405,000	381,134 (f)

Total Collateralized Mortgage Obligations (Cost — $4,567,358)				4,837,722
			Shares
Common Stocks — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC			57	476 *(h)(p)
Spirit Aviation Holdings Inc.			9,897	82,640 *

Total Common Stocks (Cost — $138,999)				83,116
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC (Cost — $85,603)		3/12/30	7,032	$58,717 *(a)(h)(p)
	Rate		Shares
Preferred Stocks — 0.0%††
Financials — 0.0%††
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.215%		346	8,550 (f)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		637	14,753 (f)

Total Preferred Stocks (Cost — $23,133)				23,303
Total Investments before Short-Term Investments (Cost — $133,002,801)				134,421,446

Short-Term Investments — 3.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,285,735)	4.312%		3,285,735	3,285,735 (q)(r)
Total Investments — 153.9% (Cost — $136,288,536)				137,707,181
Liabilities in Excess of Other Assets — (53.9)%				(48,243,979)
Total Net Assets — 100.0%				$89,463,202

See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (Note 6).
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	The maturity principal is currently in default as of April 30, 2025.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Restricted security (Note 10).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2025, the total market value of investments in Affiliated
Companies was $3,285,735 and the cost was $3,285,735 (Note 9).

See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At April 30, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.720%	3/25/2025	5/1/2025	$2,433,839	Corporate Bonds & Notes	$2,577,150
Deutsche Bank AG	4.720%	3/25/2025	6/25/2025	5,188,268	Corporate Bonds & Notes	5,441,175
Deutsche Bank AG	4.970%	2/14/2025	5/15/2025	1,034,041	Corporate Bonds & Notes	1,190,498
				$8,656,148		$9,208,823

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At April 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	24,297,280	USD	26,743,020	Bank of America N.A.	7/16/25	$916,024
GBP	945,388	USD	1,250,626	Bank of America N.A.	7/16/25	9,665
GBP	3,443,830	USD	4,397,805	Bank of America N.A.	7/16/25	193,143
CAD	2,940,570	USD	2,077,933	Goldman Sachs Group Inc.	7/16/25	63,383
Net unrealized appreciation on open forward foreign currency contracts						$1,182,215

See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
Abbreviation(s) used in this table:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

 Western Asset Global Corporate Opportunity Fund Inc.
Summary of Investments by Country#
United States	52.2%
United Kingdom	6.8
Mexico	3.7
Cayman Islands	3.4
Ireland	2.6
Indonesia	2.1
Zambia	2.1
Spain	1.9
Brazil	1.9
Colombia	1.8
France	1.7
Canada	1.6
Luxembourg	1.5
Switzerland	1.5
Italy	1.3
Macau	1.1
Jersey	1.0
Israel	1.0
Morocco	0.9
Kazakhstan	0.9
Germany	0.8
Poland	0.8
Belgium	0.6
Netherlands	0.5
Uruguay	0.5
Panama	0.5
Angola	0.4
Qatar	0.4
Denmark	0.3
Argentina	0.3
Japan	0.3
Peru	0.3
China	0.3
Philippines	0.3
Jordan	0.2
Bermuda	0.1
Short-Term Investments	2.4
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2025, and are subject to change.
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $133,002,801)	$134,421,446
Investments in affiliated securities, at value (Cost — $3,285,735)	3,285,735
Foreign currency, at value (Cost — $403,747)	384,246
Interest receivable	1,846,209
Unrealized appreciation on forward foreign currency contracts	1,182,215
Receivable for securities sold	344,865
Dividends receivable from affiliated investments	4,965
Prepaid expenses	8,637
Total Assets	141,478,318
Liabilities:
Loan payable (Note 6)	41,500,000
Payable for open reverse repurchase agreements (Note 3)	8,656,148
Distributions payable	917,367
Payable for securities purchased	544,625
Interest and commitment fees payable	237,138
Investment management fee payable	81,185
Directors’ fees payable	4,072
Accrued foreign capital gains tax	692
Accrued expenses	73,889
Total Liabilities	52,015,116
Total Net Assets	$89,463,202
Net Assets:
Par value ($0.001 par value; 7,519,400 shares issued and outstanding; 100,000,000 shares authorized)	$7,519
Paid-in capital in excess of par value	149,890,917
Total distributable earnings (loss)	(60,435,234)
Total Net Assets	$89,463,202
Shares Outstanding	7,519,400
Net Asset Value	$11.90
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended April 30, 2025

Investment Income:
Interest	$4,961,681
Dividends from affiliated investments	41,158
Dividends from unaffiliated investments	877
Less: Foreign taxes withheld	(20,488)
Total Investment Income	4,983,228
Expenses:
Interest expense (Notes 3 and 6)	1,401,327
Investment management fee (Note 2)	569,221
Legal fees	65,431
Transfer agent fees	45,985
Audit and tax fees	28,780
Directors’ fees	23,098
Shareholder reports	19,434
Fund accounting fees	18,533
Commitment fees (Note 6)	6,234
Stock exchange listing fees	6,199
Custody fees	2,188
Insurance	872
Miscellaneous expenses	9,727
Total Expenses	2,197,029
Less: Fee waivers and/or expense reimbursements (Note 2)	(72,082)
Net Expenses	2,124,947
Net Investment Income	2,858,281
Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	690,087
Forward foreign currency contracts	(369,645)
Foreign currency transactions	2,259
Net Realized Gain	322,701
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(2,749,064)†
Forward foreign currency contracts	1,485,896
Foreign currencies	40,350
Change in Net Unrealized Appreciation (Depreciation)	(1,222,818)
Net Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(900,117)
Increase in Net Assets From Operations	$1,958,164

†	Net of change in accrued foreign capital gains tax of $203.
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2025 (unaudited) and the Year Ended October 31, 2024	2025	2024
Operations:
Net investment income	$2,858,281	$11,225,101
Net realized gain	322,701	4,593,335
Change in net unrealized appreciation (depreciation)	(1,222,818)	14,153,787
Increase in Net Assets From Operations	1,958,164	29,972,223
Distributions to Shareholders From (Note 1):
Total distributable earnings	(5,504,201)	(11,546,458)
Return of capital	—	(7,339,809)
Decrease in Net Assets From Distributions to Shareholders	(5,504,201)	(18,886,267)
Fund Share Transactions:
Cost of shares repurchased through tender offer (0 and 7,429,768 shares repurchased, respectively) (Note 5)	—	(96,289,793)
Decrease in Net Assets From Fund Share Transactions	—	(96,289,793)
Decrease in Net Assets	(3,546,037)	(85,203,837)
Net Assets:
Beginning of period	93,009,239	178,213,076
End of period	$89,463,202	$93,009,239
See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended April 30, 2025

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$1,958,164
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(45,636,450)
Sales of portfolio securities	52,253,232
Net purchases, sales and maturities of short-term investments	2,346,155
Net amortization of premium (accretion of discount)	(815,714)
Decrease in receivable for securities sold	1,563,401
Decrease in interest receivable	6,522
Increase in prepaid expenses	(5,431)
Decrease in dividends receivable from affiliated investments	38,207
Decrease in payable for securities purchased	(75,375)
Decrease in investment management fee payable	(14,382)
Increase in Directors’ fees payable	2,130
Decrease in interest and commitment fees payable	(106,855)
Decrease in accrued expenses	(75,830)
Net realized gain on investments	(690,087)
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	1,263,168
Net Cash Provided in Operating Activities*	12,010,855
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(5,504,201)
Repayment of loan facility borrowings	(2,500,000)
Decrease in receivable for open reverse repurchase agreements	2,300,462
Decrease in payable for open reverse repurchase agreements	(6,379,832)
Net Cash Used by Financing Activities	(12,083,571)
Net Decrease in Cash and Restricted Cash	(72,716)
Cash and restricted cash at beginning of period	456,962
Cash and restricted cash at end of period	$384,246

*	Included in operating expenses is $1,514,416 paid for interest and commitment fees on borrowings.
The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of
Cash Flows.
April 30, 2025
Cash	$384,246
Restricted cash	—
Total cash and restricted cash shown in the Statement of Cash Flows	$384,246
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
	2025[1,2]	2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$12.37	$11.92	$12.63	$18.06	$17.91	$18.41
Income (loss) from operations:
Net investment income	0.38	0.78	0.89	1.04	1.07	1.03
Net realized and unrealized gain (loss)	(0.12)	0.99	(0.39)	(5.26)	0.29	(0.32)
Total income (loss) from operations	0.26	1.77	0.50	(4.22)	1.36	0.71
Less distributions from:
Net investment income	(0.73)[3]	(0.81)	(0.85)	(0.55)	(0.94)	(1.01)
Return of capital	—	(0.51)	(0.36)	(0.66)	(0.27)	(0.20)
Total distributions	(0.73)	(1.32)	(1.21)	(1.21)	(1.21)	(1.21)
Anti-dilutive impact of repurchase plan	—	—	—	—	—	0.00 [4,5]
Anti-dilutive impact of tender offer	—	(0.00)[4,6]	—	—	—	—
Net asset value, end of period	$11.90	$12.37	$11.92	$12.63	$18.06	$17.91
Market price, end of period	$11.46	$11.90	$11.36	$11.70	$18.16	$16.53
Total return, based on NAV[7,8]	2.27%	15.14%	3.65%	(24.14)%	7.62%	4.27%
Total return, based on Market Price[9]	2.62%	16.48%	6.98%	(29.96)%	17.43%	2.25%
Net assets, end of period (000s)	$89,463	$93,009	$178,213	$188,826	$269,831	$267,615
Ratios to average net assets:
Gross expenses	4.91%[10]	4.49%	4.01%	2.12%	1.53%	1.94%
Net expenses[11,12]	4.75 [10]	4.43	4.01	2.12	1.53	1.93
Net investment income	6.39 [10]	6.13	6.82	6.80	5.73	5.79
Portfolio turnover rate	33%	47%	37%	81%	35%	50%
Supplemental data:
Loan Outstanding, End of Period (000s)	$41,500	$44,000	$81,000	$83,000	$90,000	$90,000
Asset Coverage Ratio for Loan Outstanding[13]	316%	311%	320%	328%	400%	397%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[13]	$3,156	$3,114	$3,200	$3,275	$3,998	$3,974
Weighted Average Loan (000s)	$41,735	$78,891	$81,477	$86,510	$90,000	$88,716
Weighted Average Interest Rate on Loan	5.33%	6.18%	5.56%	1.69%	0.76%	1.75%

See Notes to Financial Statements.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]	The repurchase plan was completed at an average repurchase price of $12.30 for 2,114 shares and $26,011 for the year ended October 31, 2020.
[6]	The tender offer was completed at a price of $12.96 for 7,429,768 shares and $96,289,793 for the year ended October 31, 2024.
[7]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[9]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[10]	Annualized.
[11]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[12]	Reflects fee waivers and/or expense reimbursements.
[13]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Financial Statements.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Global Corporate Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.
At the Fund’s Special Meeting held on June 10, 2024, stockholders approved the proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on December 2, 2024, and eliminating the Fund’s fundamental policy to liquidate on or about December 2, 2024. Since the Fund maintained at least $50 million of net assets following a tender offer (See Note 5, “Tender Offer”), the Fund changed its name from “Western Asset Global Corporate Defined Opportunity Fund Inc.” to “Western Asset Global Corporate Opportunity Fund Inc.” and the conversion became effective on November 1, 2024.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

(Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$24,784,683	$0 *	$24,784,683
Health Care	—	7,134,419	0 *	7,134,419
Other Corporate Bonds & Notes	—	72,531,075	—	72,531,075
Sovereign Bonds	—	9,517,566	—	9,517,566
Senior Loans:
Financials	—	2,160,558	493,731	2,654,289
Other Senior Loans	—	6,188,134	—	6,188,134
Asset-Backed Securities	—	6,608,422	—	6,608,422
Collateralized Mortgage Obligations	—	4,837,722	—	4,837,722
Common Stocks:
Industrials	$82,640	476	—	83,116
Warrants	—	58,717	—	58,717
Preferred Stocks	23,303	—	—	23,303
Total Long-Term Investments	105,943	133,821,772	493,731	134,421,446

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$3,285,735	—	—	$3,285,735
Total Investments	$3,391,678	$133,821,772	$493,731	$137,707,181
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,182,215	—	$1,182,215
Total	$3,391,678	$135,003,987	$493,731	$138,889,396

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(d) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.
(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of April 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of April 30, 2025, there were $692 of capital gains tax liabilities accrued on unrealized gains.
(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding (“managed assets”).
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London do not receive any compensation from the Fund. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

During periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Effective June 10, 2024, FTFA implemented a voluntary investment management fee waiver of 0.10% that will continue until June 10, 2026.
During the six months ended April 30, 2025, fees waived and/or expenses reimbursed amounted to $72,082, which included an affiliated money market fund waiver of $929.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$45,636,450
Sales	52,253,232
At April 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$138,388,365	$5,168,809	$(5,849,993)	$(681,184)
Forward foreign currency contracts	—	1,182,215	—	1,182,215
Transactions in reverse repurchase agreements for the Fund during the six months ended April 30, 2025, were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$11,446,745	4.930%	$12,704,731

* Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.
Interest rates on reverse repurchase agreements ranged from 4.720% to 5.670% during the six months ended April 30, 2025. Interest expense incurred on reverse repurchase agreements totaled $283,724.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2025.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,182,215

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(369,645)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$1,485,896
During the six months ended April 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$33,324,438
Forward foreign currency contracts (to sell)†	939,874

†	At April 30, 2025, there were no open positions held in this derivative.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Bank of America N.A.	$1,118,832	—	$1,118,832	—	$1,118,832
Goldman Sachs Group Inc.	63,383	—	63,383	—	63,383
Total	$1,182,215	—	$1,182,215	—	$1,182,215

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Tender offer
At the Fund’s re-convened Special Meeting of Stockholders held on June 10, 2024, stockholders approved a proposal to convert the Fund to a perpetual fund by eliminating the Fund’s term, which was scheduled to end at the close of business on December 2, 2024, and eliminating the Fund’s fundamental policy to liquidate on or about December 2, 2024, each of which will only be effective upon at least $50 million of net assets remaining in the Fund following the completion of a tender offer. The tender offer was conducted at a price per share equal to 100% of the Fund’s net asset value per share on the day on which the tender offer expires. The tender offer commenced on September 3, 2024, and expired on October 1, 2024. On October 2, 2024, the Fund announced the final results of the tender offer. A total of 7,429,768 shares were duly tendered and not withdrawn, representing approximately 49.70% of the Fund’s common shares outstanding. The shares accepted for tender were repurchased at a price of $12.96 per share, equal to 100% of the per share net asset value as of the close of the regular trading session of the New York Stock Exchange on October 1, 2024. Shares that were not tendered will remain outstanding.
6. Loan
The Fund has a Margin Loan and Security Agreement (the “Credit Agreement”) with Bank of America, N.A. (“BofA”) that allows the Fund to borrow up to an aggregate amount of $50,000,000 and renews daily for a 179-day term unless notice to the contrary is given to the Fund. The Fund pays interest on borrowings calculated based on SOFR plus applicable margin. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.20% except that the commitment fee is 0.15% when the aggregate outstanding balance of the loan is equal to or greater than 50% of the maximum commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BofA.
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the Credit Agreement for the six months ended April 30, 2025 was $1,117,585. For the six months ended April 30, 2025, the Fund incurred commitment fees in the amount of $6,234. For the six months ended April 30, 2025, the average daily loan balance was $41,734,807 and the weighted average interest rate was 5.33%. At April 30, 2025, the Fund had $41,500,000 of borrowings outstanding per the Credit Agreement.
7. Distributions subsequent to April 30, 2025
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
4/23/2025	5/1/2025	$0.1220
5/22/2025	6/2/2025	$0.1220
6/23/2025	7/1/2025	$0.1220
7/24/2025	8/1/2025	$0.1220
8/22/2025	9/2/2025	$0.1220
8. Stock repurchase program
On March 10, 2014, the Fund announced that the Fund’s Board had authorized the Fund to repurchase in the open market up to 1,600,000 shares of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to the net asset value. The Board directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended April 30, 2025, and the year ended October 31, 2024, the Fund did not repurchase any shares.
Since the Fund’s commencement of the stock repurchase program through April 30, 2025, the Fund repurchased 408,350 shares or 2.66% of its common shares outstanding for the total amount of $7,013,966. The anti-dilutive impact of these share repurchases is included on the Financial Highlights.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

all or some portion of the six months ended April 30, 2025. The following transactions were effected in such company for the six months ended April 30, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$657,653	$30,321,800	30,321,800	$27,693,718	27,693,718

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$41,158	—	$3,285,735
10. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 4/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	57	3/25	$694	$476	$8.35	0.00%(a)
Spirit Airlines LLC, Warrants	7,032	3/25	85,603	58,717 (b)	8.35	0.07
			$86,297	$59,193		0.07%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

11. Deferred capital losses
As of October 31, 2024, the Fund had deferred capital losses of $57,989,878, which have no expiration date, that will be available to offset future taxable capital gains.
12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income
Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Semi-Annual Report

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset Global Corporate Defined Opportunity Fund Inc. was held on April 14, 2025 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of Directors
Nominees	FOR	WITHHELD	ABSTAIN
Robert D. Agdern	6,011,557	88,103	48,706
Eileen A. Kamerick	6,024,379	78,691	45,296

At the Meeting, Mr. Agdern and Ms. Kamerick were each duly elected by the shareholders to serve as Class III Directors of the Fund until the 2028 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At April 30, 2025, in addition to Mr. Agdern and Ms. Kamerick, the other Directors of the Fund were as follows:
Carol L. Colman
Anthony Grillo
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended October 31, 2025.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
6,072,551	48,840	26,975	0
Western Asset Global Corporate Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

Western Asset Global Corporate Opportunity Fund Inc.

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.
Western Asset Global Corporate Opportunity Fund Inc.

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Western Asset
Global Corporate Opportunity Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Global Corporate Opportunity Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
GDO

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Global Corporate Opportunity Fund Inc.
Western Asset Global Corporate Opportunity Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Global Corporate Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90716-S  6/25

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Global Corporate Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2025